Equity Method Investments - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) EquityMethodInvestee	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule Of Equity Method Investments [Line Items]
Number of equity method investees are listed on stock exchange | EquityMethodInvestee		0
Other non-operating income (expense)		$ 3,865	$ 3,361	$ (17,830)
THHE Fabricators Sdn. Bhd [Member]
Schedule Of Equity Method Investments [Line Items]
Decrease in investments in unconsolidated affiliates	$ 12,000	12,000
Other non-operating income (expense)	$ 5,000	$ 5,000